Cover	Jan. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2026
Entity File Number	000-56406
Entity Registrant Name	DEEP ISOLATION NUCLEAR, INC.
Entity Central Index Key	0001918080
Entity Tax Identification Number	87-4225965
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2001 Addison Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94704
City Area Code	509
Local Phone Number	943-5222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false